COMMITMENTS - Summary of Contractual Commitments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contractual commitments disclosure [line items]
Total	R$ 1,323,032	R$ 1,400,107
Less than one year [member]
Contractual commitments disclosure [line items]
Total	614,075	929,288
One to five years [member]
Contractual commitments disclosure [line items]
Total	659,626	460,081
Over five years [member]
Contractual commitments disclosure [line items]
Total	R$ 49,331	R$ 10,738